Invesco Retail-SUP-1 040111
Statutory Prospectus Supplement dated April 1, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, R, S, Y and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Conservative Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Van Kampen Asset Allocation Conservative Fund
Invesco Van Kampen Asset Allocation Growth Fund
Invesco Van Kampen Asset Allocation Moderate Fund
At a meeting held on April 1, 2011, Target Fund shareholders approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which each Target Fund listed below would transfer all of its assets and liabilities to the corresponding Acquiring Fund listed below in exchange for shares of the Acquiring Fund that would be distributed to Target Fund shareholders:

TARGET FUND	ACQUIRING FUND
Invesco Conservative Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Moderately Conservative Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)
Invesco Moderate Growth Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Growth Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)
Invesco Van Kampen Asset Allocation Conservative Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Moderately Conservative Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)
Invesco Van Kampen Asset Allocation Growth Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Growth Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)
Invesco Van Kampen Asset Allocation Moderate Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Moderate Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)
The reorganizations are expected to be consummated in June 2011. Upon closing of the reorganizations, shareholders of a Target Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund will liquidate and cease operations.
In anticipation of closing, each Target Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011. All shareholders who have invested in a Target Fund prior to May 9, 2011 and remain invested in the Fund may continue to make additional investments. Investors should note that a Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

IBRR2010-STAT SUP-1 040111
Statutory Prospectus Supplement dated April 1, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, A5, B, C, C5, R, R5, Y and Institutional Class shares of the Fund listed below:
Invesco Balanced-Risk Retirement 2010 Fund
Following a number of meetings held in September and October 2010, the Board of Trustees of Invesco Balanced-Risk Retirement 2010 Fund (the “2010 Fund”), a series portfolio of AIM Growth Series (Invesco Growth Series), unanimously approved the reorganization of the Fund into Invesco Balanced-Risk Retirement Now Fund (the “Now Fund”), a series portfolio of AIM Growth Series (Invesco Growth Series). The 2010 Fund will transfer all of its assets and liabilities to the Now Fund, in exchange for shares of the Now Fund that will be distributed to 2010 Fund shareholders.
The reorganization is expected to be consummated in June 2011. Upon closing of the reorganization, shareholders of the 2010 Fund will receive a corresponding class of shares of the Now Fund in exchange for their shares of the 2010 Fund and the 2010 Fund will liquidate and cease operations.
In anticipation of closing, the 2010 Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011. All shareholders who have invested in the Fund prior to May 9, 2011 and remain invested in the Fund may continue to make additional investments. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

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